OTHER COMPREHENSIVE LOSS - Components of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Foreign currency translation gain (loss)	$ 5,063	$ (321,033)
Unrealized gain (loss) on interest rate swap contracts, net of tax of $1,338 and $1,540	4,015	(2,957)
Unrealized loss on pension and post-retirement benefit plans, net of tax of $19,532 and $20,832	(54,070)	(55,615)
Total accumulated other comprehensive loss	(44,992)	(379,605)
Unrealized loss on interest rate swap contracts, tax	1,338	1,540
Pension benefit plans and post retirement benefit plans, tax	$ 19,532	$ 20,832